                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21206

                          AEW Real Estate Income Fund
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2006

ITEM I  SCHEDULE OF INVESTMENTS

            AEW REAL ESTATE INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of October 31, 2006 (Unaudited)

Shares  Description                                                 Value (+)(e)
------  ----------------------------------------------------------  ------------
Common Stocks -- 91.7% of Net Assets
        Real Estate Investment Trusts -- 91.7%
        REITs - Apartments -- 12.1%
 40,000 Archstone-Smith Trust...................................... $ 2,408,400
 63,000 Camden Property Trust......................................   5,085,360
 55,000 GMH Communities Trust......................................     768,350
 40,000 Mid-America Apartment Communities, Inc.....................   2,546,000
 41,500 Municipal Mortgage & Equity LLC............................   1,150,795
                                                                    -----------
                                                                     11,958,905
                                                                    -----------
        REITs - Healthcare -- 16.6%
 65,000 Health Care Property Investors, Inc........................   2,041,000
121,000 Healthcare Realty Trust, Inc...............................   4,900,500
 45,000 Nationwide Health Properties, Inc..........................   1,293,300
110,000 Omega Healthcare Investors, Inc............................   1,856,800
190,500 Senior Housing Properties Trust............................   4,368,165
 50,000 Ventas, Inc................................................   1,949,000
                                                                    -----------
                                                                     16,408,765
                                                                    -----------
        REITs - Hotels -- 4.5%
105,000 Ashford Hospitality Trust..................................   1,352,400
 63,000 Hospitality Properties Trust...............................   3,052,980
                                                                    -----------
                                                                      4,405,380
                                                                    -----------
        REITs - Industrial -- 6.7%
 25,000 EastGroup Properties, Inc..................................   1,330,750
 62,400 First Potomac Realty Trust.................................   1,930,656
 70,500 Liberty Property Trust.....................................   3,398,100
                                                                    -----------
                                                                      6,659,506
                                                                    -----------
        REITs - Office -- 21.8%
 85,400 Brandywine Realty Trust, Inc...............................   2,848,944
 77,000 Glenborough Realty Trust, Inc..............................   2,000,460
100,000 Highwoods Properties, Inc..................................   3,820,000
311,300 HRPT Properties Trust......................................   3,704,470
 43,000 Kilroy Realty Corp.........................................   3,239,190
 70,000 Mack-Cali Realty Corp......................................   3,703,000
 45,500 Parkway Properties, Inc....................................   2,244,970
                                                                    -----------
                                                                     21,561,034
                                                                    -----------
        REITs - Regional Malls -- 6.9%
 62,000 Glimcher Realty Trust......................................   1,597,120
 35,000 Macerich Co. (The).........................................   2,812,250
150,000 Primaris Retail (CAD)......................................   2,459,148
                                                                    -----------
                                                                      6,868,518
                                                                    -----------
        REITs - Shopping Centers -- 6.3%
140,000 Cedar Shopping Centers, Inc................................   2,339,400
 46,000 Equity One, Inc............................................   1,155,520
 39,000 Ramco-Gershenson Properties Trust..........................   1,279,590
 40,000 Tanger Factory Outlet Centers, Inc.........................   1,492,000
                                                                    -----------
                                                                      6,266,510
                                                                    -----------
        REITs - Storage -- 1.3%
 70,000 Extra Space Storage, Inc...................................   1,290,800
                                                                    -----------
        REITs - Triple Net Lease -- 15.5%
 23,000 CentraCore Properties Trust................................     745,200
 27,000 Entertainment Properties Trust.............................   1,485,000
 90,000 iStar Financial, Inc.......................................   4,169,700
 70,000 Lexington Corporate Properties Trust.......................   1,491,000
100,000 National Retail Properties.................................   2,247,000
 80,000 Realty Income Corp.........................................   2,112,000
130,000 Spirit Finance Corp........................................   1,548,300
 90,000 Trustreet Properties, Inc..................................   1,527,300
                                                                    -----------
                                                                     15,325,500
                                                                    -----------
        Total Common Stocks
        (Identified Cost $54,186,480)..............................  90,744,918
                                                                    -----------
Preferred Stocks -- 35.4%
        Real Estate Investment Trusts -- 35.4%
        REITs - Apartments -- 4.6%
 50,000 Apartment Investment & Management Co., Series G............   1,338,500
 42,000 Apartment Investment & Management Co., Series U............   1,069,740
 45,000 Apartment Investment & Management Co., Series Y............   1,154,250
 37,500 BRE Properties, Inc., Series C.............................     938,625
                                                                    -----------
                                                                      4,501,115
                                                                    -----------
        REITs - Diversified -- 3.9%
 54,800 Crescent Real Estate Equities Co., Series B................   1,414,388
 50,000 Vornado Realty Trust, Series G.............................   1,245,000
 48,300 Vornado Realty Trust, Series H.............................   1,211,847
                                                                    -----------
                                                                      3,871,235
                                                                    -----------
        REITs - Healthcare -- 3.1%
 50,000 Health Care Property Investors, Inc., Class F..............   1,269,000
 65,400 Omega Healthcare Investors, Inc., Series D.................   1,739,640
                                                                    -----------
                                                                      3,008,640
                                                                    -----------
        REITs - Hotels -- 4.4%
 25,000 Felcor Lodging Trust, Inc., Series C.......................     626,250
 71,900 Hospitality Properties Trust, Series B.....................   1,892,408
 15,000 LaSalle Hotel Properties, Series A.........................     387,450
 54,000 Strategic Hotel Capital, Inc., Series B....................   1,409,400
                                                                    -----------
                                                                      4,315,508
                                                                    -----------
        REITs - Industrial -- 4.1%
 70,000 Duke Realty Corp., Series M................................   1,789,200
 27,600 PS Business Parks, Inc., Series M..........................     699,660
 60,000 PS Business Parks, Inc., Series O..........................   1,548,000
                                                                    -----------
                                                                      4,036,860
                                                                    -----------
        REITs - Office -- 4.7%
 40,000 Corporate Office Properties Trust..........................   1,044,000
 90,400 HRPT Properties Trust, Series B............................   2,309,720
 30,000 LBA Realty Fund LP(a)(d)...................................   1,327,500
                                                                    -----------
                                                                      4,681,220
                                                                    -----------
        REITs - Regional Malls -- 3.1%
 75,000 Glimcher Realty Trust, Series F............................   1,920,000
 45,000 Taubman Centers, Inc., Series H............................   1,170,000
                                                                    -----------
                                                                      3,090,000
                                                                    -----------
        REITs - Shopping Centers -- 6.7%
 27,000 Cedar Shopping Centers, Inc., Series A.....................     722,250
 42,200 Developers Diversified Realty Corp., Series F..............   1,079,898
 21,300 Developers Diversified Realty Corp., Series G..............     552,309

Investments as of October 31, 2006 (Unaudited)

Shares    Description                                              Value (+)(e)
------    -------------------------------------------------------  ------------
          Real Estate Investment Trusts - continued
          REITs - Shopping Centers - continued
  13,000  Federal Realty Investment Trust, Series B............... $    325,520
   6,700  Ramco-Gershenson Properties Trust, Series B.............      176,277
  35,000  Urstadt Biddle Properties, Inc., Series C...............    3,788,750
                                                                   ------------
                                                                      6,645,004
                                                                   ------------
          REITs - Triple Net Lease -- 0.8%
  24,000  National Retail Properties, Inc., Series C(a)...........      608,400
   9,000  Realty Income Corp., Series D...........................      233,550
                                                                   ------------
                                                                        841,950
                                                                   ------------
          Total Preferred Stocks
          (Identified Cost $34,207,979)...........................   34,991,532
                                                                   ------------

Principal
Amount
---------
Short-Term Investments -- 0.2%
$200,028. Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 10/31/2006 at 4.25% to be
            repurchased at $200,052 on 11/01/2006, collateralized
            by $205,000 U.S. Treasury Note, 4.875% due 10/31/2008
            valued at $205,540, including accrued interest(c).....      200,028
                                                                   ------------
          Total Investments -- 127.3%
          (Identified Cost $88,594,487)(b)........................  125,936,478
                                                                   ------------
          Auction Rate Preferred Shares plus cumulative unpaid
            dividends-(28.3)%(f)..................................  (28,003,983)
          Other Assets Less Liabilities--1.0%.....................      956,357
                                                                   ------------
          Net Assets -- 100%...................................... $ 98,888,852
                                                                   ============

+ Equity securities, including closed - end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

   In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Non-income producing security.

Investments as of October 31, 2006 (Unaudited)

(b)Federal Tax Information: (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):

   At October 31, 2006, the net unrealized appreciation on investments based on cost of $88,594,487 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value of
        tax cost............................................. $37,588,772
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value...........................................    (246,781)
                                                              -----------
      Net unrealized appreciation............................ $37,341,991
                                                              ===========

(c)The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)Illiquid security. At October 31, 2006, the value of this security was $1,327,500, or 1.3% of net assets.

(e)The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

(f)On February 10, 2003, the Fund issued 1,120 shares of Series M AMPS with proceeds of $28,000,000 in a public offering. Underwriting commissions and offering costs of $601,187 ($0.16 per common share) were incurred in connection with the offering and were charged directly to paid-in-capital of the common shares. Dividends on the AMPS are cumulative at a rate which was established at the offering of the AMPS and has been reset every seven days thereafter by an auction. The Fund pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

   The AMPS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The AMPS may also be subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund defaults on its asset maintenance requirements with respect to the AMPS as defined in the Fund's By-Laws and fails to cure such a default within the time permitted. If the dividends on the AMPS shall remain unpaid in an amount equal to two full years' dividends, the holders of the AMPS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the AMPS and the common shares have equal voting rights of one vote per share, except that the holders of the AMPS, as a separate class, have the right to elect at least two members of the Board of Trustees and to vote under certain other circumstances specified in the Fund's By-Laws. The AMPS have a liquidation preference of $25,000 per share.

AMPS Auction Market Preferred Shares

CAD Canadian Dollar

REITs Real Estate Investment Trusts

Holdings at October 31, 2006 as a Percentage of Net Assets

         Office................................................. 26.5%
         Healthcare............................................. 19.7
         Apartments............................................. 16.7
         Triple Net Lease....................................... 16.3
         Shopping Centers....................................... 13.0
         Industrial............................................. 10.8
         Regional Malls......................................... 10.0
         Hotels.................................................  8.9
         Diversified............................................  3.9
         Storage................................................  1.3

Investments as of October 31, 2006 (Unaudited)

Swap Agreements. The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gain or loss.

These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A summary of the open swap agreements as of October 31, 2006 is as follows:

  Notional    Expiration                                           Unrealized
  Amount         Date    Description                              Appreciation
  --------    ---------- ---------------------------------------  ------------
  Interest Rate Swaps

  $14,000,000  3/3/2008  Agreement with Bank of America dated
                           2/28/2003 to pay the notional amount
                           multiplied by 3.104% and to receive
                           the notional amount multiplied by the
                           1 week Floating Rate London Interbank
                           Offer Rate ("LIBOR") adjusted by a
                           specific spread.......................   $358,316

  $ 8,400,000  3/1/2010  Agreement with Bank of America dated
                           2/28/2003 to pay the notional amount
                           multiplied by 3.622% and to receive
                           the notional amount multiplied by the
                           1 week Floating Rate LIBOR adjusted
                           by a specific spread..................    326,946
                                                                    --------
                                                                    $685,262
                                                                    ========

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Act filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           AEW Real Estate Income Fund

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  December 22, 2006

                                           By:    /s/ Michael C. Kardok
                                                  ------------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  December 22, 2006